Document And Entity Information	Nov. 02, 2026
Document Information [Line Items]
Entity, Registrant Name	GUERRILLA RF, INC.
Document, Type	8-K
Document, Period End Date	Nov. 02, 2026
Entity, Incorporation, State or Country Code	DE
Entity, File Number	000-56238
Entity, Tax Identification Number	85-3837067
Entity, Address, Address Line One	2000 Pisgah Church Road
Entity, Address, City or Town	Greensboro
Entity, Address, State or Province	NC
Entity, Address, Postal Zip Code	27455
City Area Code	336
Local Phone Number	510-7840
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	true
Entity, Ex Transition Period	false
Amendment Flag	false
Entity, Central Index Key	0001832487